Goodwill and Intangible Assets [Text Block]	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets [Text Block]
(3)	GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the Company’s carrying value of goodwill are as follows:

	EMEA	USCAN	LATAM	APAC	Total
	(In thousands)
Balance as of August 31, 2014	$85,957	$102,735	$12,944	$663	$202,299
Acquisitions	(80)	1,064	—	407	1,391
Translation and other	(4,556)	—	(404)	(81)	(5,041)

Balance as of November 30, 2014	$81,321	$103,799	$12,540	$989	$198,649

Goodwill is calculated as the excess of the purchase price over the estimated fair values of the assets acquired and the liabilities assumed in the acquisition, and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized.

Goodwill is tested for impairment at the reporting unit level on an annual basis in the fourth quarter and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

The Company completed its annual impairment review of goodwill as of June 1, 2014 and noted no impairment. Management uses judgment to determine whether to use a qualitative analysis or a quantitative fair value measurement approach that combines the income and market valuation techniques for each of the Company’s reporting units that carry goodwill. These valuation techniques use estimates and assumptions including, but not limited to, the determination of appropriate market comparables, projected future cash flows (including timing and profitability), discount rate reflecting the risk inherent in future cash flows, perpetual growth rate, and projected future economic and market conditions.

The Company is not aware of any triggers which would require a goodwill impairment test as of November 30, 2014.

The following table summarizes intangible assets with finite useful lives by major category:

	November 30, 2014			August 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In thousands)
Customer related	$136,295	$(30,741)	$105,554	$139,990	$(29,088)	$110,902
Developed technology	19,106	(7,191)	11,915	19,603	(6,914)	12,689
Registered trademarks and tradenames	20,061	(6,042)	14,019	20,945	(5,902)	15,043

Total finite-lived intangible assets	$175,462	$(43,974)	$131,488	$180,538	$(41,904)	$138,634

Foreign currency translation reduced the gross carrying amount of intangible assets by $5.1 million from August 31, 2014 to November 30, 2014. Amortization expense of intangible assets was $3.4 million and $3.0 million for the three months ended November 30, 2014 and 2013, respectively.

NOTE 4 —  GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the Company’s carrying value of goodwill are as follows:

	EMEA	USCAN	LATAM	APAC	Total
	(In thousands)
Balance as of August 31, 2012	$68,540	$46,525	$13,288	$—	$128,353
Acquisitions	—	9,921	—	—	9,921
Translation and other	1,726	—	(474)	—	1,252

Balance as of August 31, 2013	70,266	56,446	12,814	—	139,526
Acquisitions	14,015	46,289	—	637	60,941
Translation and other	1,676	—	130	26	1,832

Balance as of August 31, 2014	$85,957	$102,735	$12,944	$663	$202,299

The increase in goodwill during fiscal 2014 is due to the Perrite Group, Network Polymers, Inc., Prime Colorants and Specialty Plastics acquisitions. Goodwill associated with the Perrite Group transaction is included in the EMEA and APAC segments and none of the goodwill is deductible for income tax purposes. Goodwill associated with both the Network Polymers and Prime Colorants transactions is included in the USCAN segment and is deductible for income tax purposes. The goodwill associated with the Specialty Plastics acquisition is included in the USCAN and EMEA segments and is deductible for income tax purposes. The increase in goodwill during fiscal 2013 was due to the acquisition of ECM Plastics, Inc. in the USCAN segment and the goodwill is deductible for income tax purposes.

The Company completed its annual impairment review of goodwill as of June 1, 2014 and noted no impairment. The Company is not aware of any triggers which would require a goodwill impairment test as of August 31, 2014.

The following table summarizes intangible assets with finite useful lives by major category:

	As of August 31, 2014			As of August 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In thousands)
Customer related	$139,990	$(29,088)	$110,902	$85,129	$(19,605)	$65,524
Developed technology	19,603	(6,914)	12,689	19,641	(5,156)	14,485
Registered trademarks and tradenames	20,945	(5,902)	15,043	15,991	(4,113)	11,878

Total finite-lived intangible assets	$180,538	$(41,904)	$138,634	$120,761	$(28,874)	$91,887

The increase in intangible assets from August 31, 2013 is due to the fiscal 2014 acquisitions. Amortization expense for intangible assets was $13.0 million, $10.3 million and $8.7 million for fiscal 2014, 2013 and 2012, respectively. The weighted-average useful life of our finite-lived intangible assets as of August 31, 2014 is 12.5 years.

Estimated future amortization expense for intangible assets is as follows:

Estimated Future Amortization Expense
(In thousands)
Year ended August 31,
2015	$16,594
2016	15,301
2017	14,615
2018	14,028
2019	13,123